Leases - Schedule of Changes in Lease Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balances at beginning of the year	₱ 47,546	₱ 42,435
Additions (Note 28)	15,607	15,759
Accretion on lease liabilities from continuing operations (Notes 5)	3,935	3,266
Accretion on lease liabilities from discontinued operations		2
Reclassification to lease liabilities classified as held-for-sale	(87)	(1,503)
Foreign exchange gains - net	100	1
Lease modifications	(121)	(933)
Termination	(863)	(774)
Settlement of obligations	(12,079)	(10,707)
Balances at end of the year	54,038	47,546
Less current portion of lease liabilities (Note 27)	7,335	5,921
Noncurrent portion of lease liabilities (Note 27)	₱ 46,703	₱ 41,625